Investments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Securities:
Fair value	$ 0.5	$ 7.0
Available for sale and Trading securities
Cost basis	47.2	61.4
Fair value	47.2	61.4
Equity Method Investment
Ownership interest acquired (as a percent)			25.00%
Equity method investments, cost			$ 10.3
Carrying value of equity method investments	11.4	10.8
U.S. Treasury securities
Available-for-sale:
Cost basis	47.2	61.4
Fair value	$ 47.2	$ 61.4